SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property, plant and equipment estimated useful lives

Years
Computers and electronic equipment	3 – 7
Office furniture and equipment	7 – 15
Molds and others	7
Leasehold improvements	Shorter of lease term or estimated useful life

Schedule of Intangible assets estimated useful lives

Years
Internal-used software	3 – 5
Technology	3 – 10
Other intangibles	5 – 20

Schedule of accumulated other comprehensive income

	Year ended December 31, 2023
	Unrealized	Foreign
	gains (losses)	currency
	on marketable	translation
	securities	adjustments	Total
Beginning balance	$—	$1,738	$1,738
Other comprehensive income	664	—	664

Ending balance	$664	$1,738	$2,402